Prepaid Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses
Schedule of prepaid expenses

	December 31,
	2022	2021
Prepaid insurance	$628	$775
Other	775	1,508
Total prepaid expenses and other current assets	$1,403	$2,283

Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Prepaid insurance	$697	$628
Other	562	775
Total prepaid expenses and other current assets	$1,259	$1,403